Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2021
Summary of Significant Accounting Policies
Basis of Presentation

Basis of Presentation - The accompanying financial statements have been prepared in accordance with U.S. GAAP and the rules and regulations of the SEC, assuming that the Company will continue to operate as a going concern.

Principles of Consolidation

Principles of Consolidation – The Consolidated Financial Statements include the accounts of the Company, Volution Immuno Pharmaceuticals SA, a private Swiss company, and Akari Malta Limited, a private Maltese company, both wholly-owned subsidiaries. All intercompany transactions have been eliminated.

Foreign Currency

Foreign Currency – The functional currency of the Company is U.S. dollars, as that is the primary economic environment in which the Company operates as well as the currency in which it has been financed.

The reporting currency of the Company is U.S. dollars. The Company translated its non-U.S. operations’ assets and liabilities denominated in foreign currencies into U.S. dollars at current rates of exchange as of the balance sheet date and income and expense items at the average exchange rate for the reporting period. Translation adjustments resulting from exchange rate fluctuations are recorded as foreign currency translation adjustments, a component of accumulated other comprehensive loss. Gains or losses from foreign currency transactions are included in foreign currency exchange gains/(losses).

Use of Estimates

Use of Estimates – The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and judgments that may affect the reported amounts of assets, liabilities, equity, revenue, expenses and related disclosure of contingent assets and liabilities. Management’s estimates and judgments include assumptions used in the evaluation of impairment and useful lives of intangible assets (patents), accrued liabilities, deferred income taxes, liabilities related to warrants, stock-based compensation and various other assumptions that are believed to be reasonable under the circumstances. Actual results may differ from those estimates under different assumptions or conditions.

Fair Value Measurements

Fair Value Measurements – The carrying amounts of financial instruments, including cash, prepaid expenses and other current assets, accounts payable and accrued expenses approximate fair value due to their short-term maturities.

The Company accounted for unregistered warrants issued to investors and a placement agent in connection with the 2019 registered direct offering and the 2020 private placements as a warrant liability on the Consolidated Balance Sheets and measured at their grant date fair values and subsequently re-measured at each reporting period, with changes being recorded as a component of Comprehensive Income (Loss) and included in changes in fair value of warrant liabilities - gain (loss). On December 8, 2020, the Company changed the nominal currency of its ordinary shares from pounds sterling to U.S. dollars and reclassified its warrants from liabilities to shareholders' equity (See Note 3).

Cash

Cash – The Company considers all highly-liquid investments with original maturities of 90 days or less at the time of acquisition to be cash equivalents. The Company had no cash equivalents as of December 31, 2021 and December 31, 2020.

Prepaid Expenses

Prepaid Expenses – Payments made prior to the receipt of goods or services are capitalized until the goods or services are received. Prepaid expenses for the years ended December 31, 2021 and 2020 were $2,173,528 and $292,680, respectively.

Other Current Assets	Other Current Assets – Other current assets consist principally of VAT receivables.
Property and Equipment, net

Property and Equipment, net  Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets at the following annual rates:

Years
Computers, peripheral, and scientific equipment	3
Office furniture and equipment	3

Property and equipment, consists of the following:

	December 31,	December 31,
	2021	2020
Computers, peripheral, and scientific equipment	$85,489	$85,489
Office furniture and equipment	79,449	79,449
Total property and equipment	164,938	164,938
Less: Accumulated depreciation	(164,938)	(164,938)
Property and equipment, net	$—	$—

Depreciation expense for the years ended December 31, 2021, 2020 and 2019 was $0, $5,013 and $15,412, respectively, and was recorded in both research and development expenses and general and administrative expenses in the Consolidated Statements of Comprehensive Loss.

Long-Lived Assets

Long-Lived Assets – The Company reviews all long-lived assets for impairment whenever events or circumstances indicate the carrying amount of such assets may not be recoverable. Recoverability of assets to be held or used is measured by comparison of the carrying value of the asset to the future undiscounted net cash flows expected to be generated by the asset. If such asset is considered to be impaired, the impairment recognized is measured by the amount by which the carrying value of the asset exceeds the discounted future cash flows expected to be generated by the asset.

Patent Acquisition Costs

Patent Acquisition Costs – Patent acquisition costs and related capitalized legal fees are amortized on a straight-line basis over the shorter of the legal or economic life. The estimated useful life is 22 years. The Company expenses costs associated with maintaining and defending patents subsequent to their issuance in the period incurred. Amortization of patent acquisition costs for the years ended December 31, 2021, 2020 and 2019 was $4,126, $3,894 and $3,793, respectively.

Accrued Expenses

Accrued Expenses – As part of the process of preparing the consolidated financial statements, the Company estimates accrued expenses. This process involves identifying services that third parties have performed on the Company’s behalf and estimating the level of service performed and the associated cost incurred on these services as of each balance sheet date in the Company’s consolidated financial statements. Examples of estimated accrued expenses include contract service fees in conjunction with pre-clinical and clinical trials, professional service fees and contingent liabilities. In connection with these service fees, the Company’s estimates are most affected by its understanding of the status and timing of services provided relative to the actual services incurred by the service providers. In the event that the Company does not identify certain costs that have been incurred or it under or over-estimates the level of services or costs of such services, the Company’s reported expenses for a reporting period could be understated or overstated. The date on which certain services commence, the level of services performed on or before a given date, and the cost of services are often subject to the Company’s estimation and judgment. The Company makes these judgments based upon the facts and circumstances known to it in accordance with U.S. GAAP.

Research and Development Expenses

Research and Development Expenses – Costs associated with research and development are expensed as incurred unless there is an alternative future use in other research and development projects. Research and development expenses include, among other costs, salaries and personnel-related expenses, fees paid for contract research services, fees paid to clinical research organizations, costs incurred by outside laboratories, manufacturers’ and other accredited facilities in connection with clinical trials and preclinical studies.

Payments made prior to the receipt of goods or services to be used in research and development are capitalized until the goods or services are received. The Company records expenses related to clinical studies and manufacturing development activities based on its estimates of the services received and efforts expended pursuant to contracts with multiple contract research organizations (CROs) and manufacturing vendors that conduct and manage these activities on its behalf. The financial terms of these agreements are subject to negotiation, vary from contract to contract, and may result in uneven payment flows. There may be instances in which payments made to the Company's vendors will exceed the level of services provided and result in a prepayment of the expense. Payments under some of these contracts depend on factors such as the successful enrollment of subjects and the completion of clinical study milestones. In amortizing or accruing service fees, the Company estimates the time period over which services will be performed, enrollment of subjects, number of sites activated and the level of effort to be expended in each period. If the actual timing of the performance of services or the level of effort varies from the Company's estimate, the Company will adjust the accrued or prepaid expense balance accordingly.

Research and development expenses for the years ended December 31, 2021, 2020 and 2019 were $9,133,455, $8,820,204 and $8,739,420, respectively. The Company accounts for research and development tax credits at the time its realization becomes probable as a credit to research and development expenses in the Consolidated Statements of Comprehensive Loss (See Note 7). The Company realized $3,066,875 of research and development tax credits in 2021 related to the 2020 tax year, $3,372,093 of research and development tax credits in 2020 related to the 2019 tax year and $7,907,213 in 2019 related to the 2018 and 2017 tax years.

Stock-Based Compensation Expense

Stock-Based Compensation Expense – Stock-based compensation expense is recorded using the fair-value based method for all awards granted. Compensation costs for stock options and awards is recorded in earnings (loss) over the requisite service period based on the fair value of those options and awards. For employees, fair value is estimated at the grant date, and for non-employees, fair value is re-measured at each reporting date as required by Accounting Standards Codification (ASC) 718, “Compensation-Stock Compensation ," and Accounting Standards Updates (ASU) 2018-07, Compensation - Stock Compensation ." Stock options for non-employee directors for their services as directors acting in their role as members of a board of directors are treated as employees if those directors were elected by the employer's shareholders or appointed to a board position that will be filled by shareholder election when the existing term expires. Awards granted to those individuals for other services shall be accounted for as awards to non-employees. Fair values of awards granted under the share option plans are estimated using a Black-Scholes option pricing model. The determination of fair value for stock-based awards on the date of grant using an option pricing model requires management to make certain assumptions regarding a number of complex and subjective variables. The Company classifies its stock-based payments which are settled in ordinary shares as equity-classified awards. The Company accounts for awards of equity instruments issued to employees, non-employees and directors under the fair value method of accounting and recognizes such amounts, upon vesting, in general administrative or research and development expenses within its Consolidated Statements of Comprehensive Loss.

Leases

Leases – The Company accounts for its leases in accordance with Accounting Standards Updates (ASU) No. 2016-02, Leases (“ASU 2016-2). ASU 2016-02 establishes a right-of-use (ROU) model that requires a lessee to record a ROU asset and a lease liability on the balance sheet for all leases with terms longer than 12 months. Leases will be classified as either finance or operating, with classification affecting the pattern of expense recognition in the income statement. The Company determines if an arrangement is a lease at inception. This determination generally depends on whether the arrangement conveys to the Company the right to control the use of an explicitly or implicitly identified fixed asset for a period of time in exchange for consideration. Control of an underlying asset is conveyed to the Company if the Company obtains the rights to direct the use of and to obtain substantially all of the economic benefits from using the underlying asset. Operating leases are classified as right of use ("ROU") assets, short term lease liabilities, and long-term lease liabilities. Operating lease ROU assets and lease liabilities are recognized at the commencement date based on the present value of lease payments over the lease term. ROU assets are amortized and lease liabilities accrete to yield straight-line expense over the term of the lease. Lease payments included in the measurement of the lease liability are comprised of fixed payments. Leases with an initial term of twelve months or less are not recorded on the consolidated balance sheet and the Company recognizes lease expense for these leases on a straight-line basis over the lease term. The Company applies this policy to all underlying asset categories. Leasehold improvements are capitalized and depreciated over the lesser of useful life or lease term. As of December 31, 2021, the Company did not have a lease with a term longer than twelve months.

Concentration of Credit Risk

Concentration of Credit Risk – Financial instruments that subject the Company to credit risk consist of cash. The Company maintains cash with well-capitalized financial institutions. At times, those amounts may exceed insured limits. The Company has no other significant concentrations of credit risk.

Income Taxes

Income Taxes – On March 27, 2020, the United States enacted the Coronavirus Aid, Relief, and Economic Security Act, referred to herein as the CARES Act, as a response to the economic uncertainty resulting from COVID-19. The CARES Act includes modifications for net operating loss carryovers and carrybacks, limitations of business interest expense for tax, immediate refund of alternative minimum tax (AMT) credit carryovers. Tax provisions of the Act also include the deferral of certain payroll taxes, relief for retaining employees, and other provisions. The Company determined that these provisions did not have a material impact on the consolidated financial statements.

The Company accounts for income taxes in accordance with the accounting rules that require an asset and liability approach to accounting for income taxes based upon the future expected values of the related assets and liabilities. Deferred income tax assets and liabilities are determined based on the differences between the financial reporting and tax bases of assets and liabilities and for tax loss and credit carry forwards and are measured using the expected tax rates estimated to be in effect when such basis differences reverse. Valuation allowances are established, if necessary, to reduce the deferred tax asset to the amount that will, more likely than not, be realized. The Company has recorded a full valuation allowance on its deferred tax assets as of December 31, 2021 and December 31, 2020.

Uncertain Tax Positions

Uncertain Tax Positions – The Company follows the provisions of ASC 740 “Accounting for Uncertainty in Income Taxes”, which prescribes recognition thresholds that must be met before a tax position is recognized in the financial statements and provides guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure, and transition. Under ASC 740 “Accounting for Uncertainty in Income Taxes,” an entity may only recognize or continue to recognize tax positions that meet a “more-likely-than-not” threshold. Interest and penalties related to uncertain tax positions are recognized as general and administrative expense. At December 31, 2021 and 2020, the Company had no uncertain tax positions.

Earnings (Loss) Per Share

Earnings (Loss) Per Share – Basic earnings (loss) per ordinary share is computed by dividing net income (loss) available to ordinary shareholders by the weighted-average number of ordinary shares outstanding during the period. Diluted earnings (loss) per ordinary share is computed by dividing net income (loss) available to ordinary shareholders by the sum of (1) the weighted-average number of ordinary shares outstanding during the period, (2) the dilutive effect of the assumed exercise of options and warrants using the treasury stock method and (3) the dilutive effect of other potentially dilutive securities. For purposes of the diluted net loss per share calculation, share options and warrants are considered to be potentially dilutive securities and are excluded from the calculation of diluted net loss per share because their effect would be anti-dilutive. Therefore, basic and diluted net loss per share was the same for the periods presented due to the Company’s net loss position.

Comprehensive Income (Loss)

Comprehensive Income (Loss) – Comprehensive loss is defined as the change in equity of a business enterprise during a period from transactions and other events and circumstances from non-owner sources. The Company’s other comprehensive loss is comprised of foreign currency translation adjustments.

The following table provides details with respect to changes in accumulated other comprehensive loss, which is comprised of foreign currency translation adjustments, as presented in the balance sheets at December 31, 2021, 2020 and 2019:

Balance January 1, 2019	$(352,426)
Net current period other comprehensive loss	3,566
Balance December 31, 2019	$(348,860)
Net current period other comprehensive loss	(299,205)
Balance December 31, 2020	$(648,065)
Net current period other comprehensive income	107,098
Balance December 31, 2021	$(540,967)

Recent Accounting Pronouncements

Recent Accounting Pronouncements

Adopted during the year –

On August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement, which modifies certain disclosure requirements for reporting fair value measurements. ASU 2018-13 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The Company adopted this guidance effective January 1, 2020. The adoption of the guidance did not have a material impact on the consolidated financial statements. The Company has updated its fair value footnote (Note 3) with additional and modified disclosures as required by the standard upon adoption.

In June 2016, the FASB issued ASU No. 2016-13, “Financial Instruments — Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments”. This standard requires financial assets measured at amortized cost basis to be presented at the net amount expected to be collected and requires measurement and recognition of expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. This is different from the current guidance as this will require immediate recognition of estimated credit losses expected to occur over the remaining life of many financial assets. This standard is effective for public companies who are SEC filers for fiscal years beginning after December 15, 2019, including interim periods within those years. In November 2019, the FASB issued ASU 2019-11, Codification Improvements to Topic 326, Financial Instruments - Credit Losses, which expands the scope of the practical expedient that allows entities to exclude the accrued interest component of amortized cost from various disclosures required by ASC 326 to also include certain disclosures required by ASC 320. Entities that elect to apply the practical expedient must disclose the total amount of accrued interest that they exclude from their disclosures of amortized cost. The amendments have the same effective dates as ASU 2016-13 (Topic 326) for entities that have not yet adopted that standard. The Company adopted ASU 2016-13 and ASU 2019-11 effective January 1, 2020. The adoption of the guidance did not have a material impact on the consolidated financial statements and accompanying notes.

On December 2019, the FASB issued ASU 2019-12, Simplifying the Accounting for Income Taxes. ASU 2019-12 enhances and simplifies various aspects of the income tax accounting guidance in ASC 740 and removes certain exceptions for recognizing deferred taxes for investments, performing intra-period allocation and calculating income taxes in interim periods. The ASU also adds guidance to reduce complexity in certain areas, including recognizing deferred taxes for tax goodwill and allocating taxes to members of a consolidated group. This ASU is effective for fiscal years beginning after December 15, 2020, and interim periods within those fiscal years with early adoption permitted. The adoption of the guidance did not have a material impact on the consolidated financial statements and accompanying notes.

Recently Issued Accounting Pronouncements Not Yet Adopted –

In August 2020, the FASB issued ASU 2020-06, Debt—Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging—Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity (ASU 2020-06), which simplifies the accounting for certain financial instruments with characteristics of liabilities and equity, including convertible instruments and contracts on an entity’s own equity. Specifically, ASU 2020-06 simplifies accounting for convertible instruments by removing major separation models in ASC 470-20 that require separate accounting for embedded conversion features. ASU 2020-06 also removes certain settlement conditions in ASC 815-40 that are required for equity contracts to qualify for the derivative scope exception, which will permit more equity contracts to qualify for the scope exception and simplifies the diluted earnings per share calculation in certain areas. ASU 2020-06 is effective for interim and annual periods beginning after December 15, 2021, with early adoption permitted. Adoption of ASU 2020-06 can either be on a modified retrospective or full retrospective basis. The Company is currently evaluating the impacts of ASU 2020-06 on its consolidated financial statements and related disclosures.